Fair Value Measurements - Level 3 (Details) - Contingent Consideration Liability - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Contingent Consideration Liability
Balance	$ 0	$ (2,262)	$ 0
Acquisition	(1,384)	0	(1,196)
Gains (losses) included in earnings	(786)	(338)	(1,066)
Dispositions and settlements	0	2,600	0
Transfers into/out of Level 3	$ 0	0	0
Balance		$ 0	$ (2,262)